RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Freight rate fluctuations (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) T	Dec. 31, 2021 USD ($) T	Dec. 31, 2020 USD ($) T
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Freight earnings	$ 28,756
Percentage of earnings days in next fiscal year covered by current contracts	3.70%	9.90%	28.10%
Cash flow hedges
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Percentage of freight earnings derived from tankers secured by agreements	12.80%	31.50%	14.40%
Percentage of physical time charter contracts accounted for overall hedging	46.10%	35.70%	41.90%
Cargo contracts and time charter agreements | Bottom of range
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	6 months
Cargo contracts and time charter agreements | Top of range
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	36 months
Forward freight agreements
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Derivative notional contract value sold during the year	$ 58,300,000	$ 44,200,000	$ 165,000,000.0
Derivative notional contract value bought during the year	$ 92,300,000	$ 110,300,000	$ 52,700,000
Notional contract volume of derivatives sold during the year (weight) | T	2,310,000	2,410,000	8,799,000
Notional contract volume of derivatives bought during the year (weight) | T	2,592,000	5,962,000	2,714,000
Forward freight agreements | Bottom of range
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	0 months
Forward freight agreements | Top of range
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Coverage period under agreement	24 months